Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement
                                  |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: President
Phone: 203-227-3601

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver        Westport, Connecticut            November 8, 2006
--------------------        ---------------------            ----------------

Report Type  (Check only one):

|X|   13F Holdings Report
|_|   13F Notice
|_|   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total (x$1,000): $2,107,767

List of Included Managers:

      Andrew J. Knuth            Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                            Voting Authority
                                                                                                            ----------------
                                 Title                Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                   of class    CUSIP    (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole     Shared     None
------------------------------   --------  ---------  --------  --------   ---  ----  -------  --------  ----    --------   ------
AAR Corp.                        COM       000361105     24221   1016000   SH         Defined                      940900    75100
Airgas, Inc.                     COM       009363102      2148     59400   SH         Defined                       59400
Americanwest Bancorporation      COM       03058P109      2269    106779   SH         Defined                       16000    90779
Applebee's International, Inc.   COM       037899101     37564   1746368   SH         Defined                     1638243   108125
Arbitron, Inc.                   COM       03875Q108      5081    137300   SH         Defined                      137300
Arthur J. Gallagher & Company    COM       363576109     23584    884300   SH         Defined                      809300    75000
Baker Hughes, Inc.               COM       057224107      1871     27429   SH         Defined                       27429
Bank of America Corp.            COM       060505104       299      5580   SH         Defined                        5580
BankUnited Financial Corp. - C   COM       06652B103     60997   2339731   SH         Defined                     2166731   173000
Banner Corporation               COM       06652V109     16819    409825   SH         Defined                      373525    36300
Bausch & Lomb, Inc.              COM       071707103      7519    150000   SH         Defined                      150000
Beasley Broadcast Group, Inc.    COM       074014101      5547    789096   SH         Defined                      679096   110000
Berry Petroleum Co.              COM       085789105      2540     90200   SH         Defined                       90200
Big Lots, Inc.                   COM       089302103     99821   5038901   SH         Defined                     4633364   405537
Brown & Brown, Inc.              COM       115236101     38759   1268300   SH         Defined                     1208300    60000
C&D Technologies, Inc.           COM       124661109       405     57000   SH         Defined                       57000
CACI International, Inc.         COM       127190304      9874    179500   SH         Defined                      149500    30000
Cadence Financial Corp.          COM       12738A101       912     45000   SH         Defined                       45000
Caremark Rx, Inc.                COM       141705103     13579    239614   SH         Defined                      239614
Ceridian Corp.                   COM       156779100     18771    839500   SH         Defined                      839500
Charles River Laboratories Int   COM       159864107     14569    335616   SH         Defined                      335616
Checkpoint Systems, Inc.         COM       162825103     50438   3055018   SH         Defined                     2782618   272400
Chittenden Corp.                 COM       170228100     11476    400000   SH         Defined                      400000
Columbia Banking System, Inc.    COM       197236102      6809    212730   SH         Defined                      212730
Comstock Resources, Inc.         COM       205768203     33815   1245479   SH         Defined                     1245479
Con-way Inc.                     COM       205944101      7646    170600   SH         Defined                      145600    25000
ConocoPhillips                   COM       20825C104      5953    100000   SH         Defined                      100000
Constellation Brands, Inc. - C   COM       21036P108     11735    407749   SH         Defined                      407749
Cox Radio, Inc. - Class A        COM       224051102     19191   1250200   SH         Defined                     1208100    42100
Darden Restaurants, Inc.         COM       237194105      6286    148000   SH         Defined                      148000
DeVry, Inc.                      COM       251893103     78686   3699400   SH         Defined                     3390400   309000
Del Monte Foods Company          COM       24522P103      2529    242000   SH         Defined                      242000
Delta & Pine Land Company        COM       247357106     10178    251300   SH         Defined                      251300
Devon Energy Corp.               COM       25179M103     20822    329726   SH         Defined                      309242    20484
Downey Financial Corp.           COM       261018105     56772    853208   SH         Defined                      806851    46357
EGL, Inc.                        COM       268484102     47968   1316368   SH         Defined                     1174618   141750
EMS Technologies, Inc.           COM       26873N108      9232    491601   SH         Defined                      491601
Fairchild Semiconductor Corp.    COM       303726103     12694    678800   SH         Defined                      678800
First Bank NW Corp.              COM       33762X106       467     16760   SH         Defined                       16760
Fisher Scientific Internationa   COM       338032204     16055    205200   SH         Defined                      186000    19200
Florida East Coast Industries,   COM       340632108     11873    208006   SH         Defined                      208006
Gaylord Entertainment Company    COM       367905106     12360    281865   SH         Defined                      281865
General Communication, Inc. -    COM       369385109     27547   2223328   SH         Defined                     2008128   215200
Helmerich & Payne, Inc.          COM       423452101      4145    180000   SH         Defined                      180000
Hilb, Rogal & Hobbs Company      COM       431294107     82567   1935919   SH         Defined                     1742419   193500
Houston Exploration Company      COM       442120101     21078    382200   SH         Defined                      382200
IMS Health, Inc.                 COM       449934108     21847    820081   SH         Defined                      820081
ITT Educational Services, Inc.   COM       45068B109    121492   1832457   SH         Defined                     1733357    99100
JLG Industries, Inc.             COM       466210101     34536   1743387   SH         Defined                     1619387   124000
Jack Henry & Associates, Inc.    COM       426281101      8716    400000   SH         Defined                      400000
LTX Corporation                  COM       502392103       266     53000   SH         Defined                       53000
Lincare Holdings, Inc.           COM       532791100     11580    334300   SH         Defined                      294300    40000
Lydall, Inc.                     COM       550819106      4613    518300   SH         Defined                      518300
MRO Software, Inc.               COM       55347W105      9073    353459   SH         Defined                      305159    48300
Map Info Corp.                   COM       565105103       688     53635   SH         Defined                       13635    40000
Morgans Hotel Group              COM       61748W108      2525    201991   SH         Defined                      201991
Nat.West.Life Ins.               COM       638522102     39775    173019   SH         Defined                      173019
North Valley Bancorp             COM       66304M105      1222     69300   SH         Defined                                69300
Orient Express Hotels Ltd. - C   COM       G67743107     42991   1150100   SH         Defined                     1055900    94200
Owens & Minor, Inc.              COM       690732102     43458   1321300   SH         Defined                     1167700   153600
Parametric Technology Corp.      COM       699173209     18674   1069502   SH         Defined                     1069502
People's Bank                    COM       710198102     30659    774032   SH         Defined                      642032   132000
Perkin Elmer, Inc.               COM       714046109      1690     89300   SH         Defined                       89300
Perot Systems Corp. - Class A    COM       714265105     16163   1172114   SH         Defined                     1070014   102100
Pioneer Drilling Co., Ltd.       COM       723655106      3989    310700   SH         Defined                      310700
Pogo Producing Company           COM       730448107     65532   1600300   SH         Defined                     1562000    38300
Precision Castparts Corp.        COM       740189105     10118    160200   SH         Defined                      160200
Preferred Bank, Los Angeles      COM       740367107      2572     42890   SH         Defined                       42890
Pres.Realty B                    COM       741004204       603     86200   SH         Defined                       86200
Prosperity Bancshares, Inc.      COM       743606105     20588    604820   SH         Defined                      540748    64072
Reynolds & Reynolds Company (T   COM       761695105     12963    328100   SH         Defined                      328100
Rogers Corp.                     COM       775133101     68746   1113301   SH         Defined                     1003301   110000
Ross Stores, Inc.                COM       778296103     32262   1269666   SH         Defined                     1189666    80000
Ruby Tuesday, Inc.               COM       781182100     71866   2549333   SH         Defined                     2349700   199633
Saks, Inc.                       COM       79377w108     38050   2201950   SH         Defined                     2001950   200000
Sequa Corp. A                    COM       817320104     12455    132700   SH         Defined                      121600    11100
Sequa Corp. B                    COM       817320203      3609     38300   SH         Defined                       38300
Southwestern Energy Company      COM       845467109     13170    440900   SH         Defined                      440900
St. Joe Company (The)            COM       790148100     10272    187200   SH         Defined                      187200
Sterling Financial Corp.         COM       859319105     19389    597882   SH         Defined                      597882
Stone Energy Corp.               COM       861642106     14812    365907   SH         Defined                      341907    24000
SunTrust Banks, Inc.             COM       867914103       872     11285   SH         Defined                       11285
Synopsys, Inc.                   COM       871607107     21818   1106392   SH         Defined                     1106392
TJX Companies                    COM       872540109     16445    586700   SH         Defined                      506700    80000
Texas Instruments, Inc.          COM       882508104       438     13184   SH         Defined                       13184
The South Financial Group, Inc   COM       837841105     53934   2072006   SH         Defined                     1948006   124000
Thomas & Betts Corp.             COM       884315102     10802    226400   SH         Defined                      226400
Timberland Bancorp.              COM       887098101      2239     63800   SH         Defined                       63800
Triad Hospitals, Inc.            COM       89579K109     55694   1264902   SH         Defined                     1164727   100175
United Rentals, Inc.             COM       911363109     16349    703200   SH         Defined                      653000    50200
Universal Health Services, Inc   COM       913903100     79116   1320148   SH         Defined                     1204848   115300
Vishay Intertechnology, Inc.     COM       928298108     15283   1088500   SH         Defined                     1038500    50000
W-H Energy Services, Inc.        COM       92925E108      7137    172100   SH         Defined                      172100
Wachovia Corp.                   COM       929903102       281      5028   SH         Defined                        5028
Webster Financial Corp.          COM       947890109      6515    138288   SH         Defined                      138288
Young Broadcasting, Inc.         COM       987434107       138     60000   SH         Defined                                60000
iShares Russell 2000 Index Fun   COM       464287655     54266    753690   SH         Defined                      753690